Warrants (Details) - Schedule of warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Warrants [Abstract]
Number of Warrants, beginning	783,436	36,858
Weighted Average Exercise Price (CAD$), beginning	$ 8.3	$ 5.25
Number of Warrants, ending	1,025,816	783,436	36,858
Weighted Average Exercise Price (CAD$), ending	$ 7.81	$ 8.3	$ 5.25
Number of Warrants, Issued	242,380	783,436	36,858
Weighted Average Exercise Price (CAD$), Issued	$ 6.25	$ 8.3	$ 5.25
Expired		(36,858)
Expired		$ 5.25